BUSINESS COMBINATIONS - Consideration Transferred for Belatrix (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Aug. 09, 2019
Disclosure of detailed information about business combination [line items]
Closing cash payment	[2]	$ 161,107	[1]	$ 84,643	$ 103,978
Total consideration paid net of cash and cash equivalents acquired	[2]	$ 144,503		$ 69,060	$ 97,300
Belatrix
Disclosure of detailed information about business combination [line items]
Closing cash payment						$ 61,468
Contingent consideration						4,165
Total consideration paid net of cash and cash equivalents acquired						$ 65,633

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)